INCOME TAXES - Income Tax component in statement of financial position (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Income taxes payable	€ (463)	€ (917)
Deferred income tax liabilities	€ (680)	€ (852)